Finance Costs - Net - Disclosure of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt accretion and interest:
Convertible debt	$ 2,631	$ 835
Promissory note	1,066	1,128
Environmental rehabilitation accretion	1,934	2,083
Restricted deposits	(1,322)	(1,527)
Cash interest income	(10)	(23)
Other finance costs	40	(1,452)
Finance costs - net	$ 4,339	$ 1,044